NOTE 17 - COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future annual lease payments as of December 31, 2015 are as follows:
	Total	2016	2017-2018	2019-2020	After 2020

Operating Lease Obligations	$652,525	$169,843	$275,500	$207,182	$-